Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Securities Act File No. 333-42115

OAK ASSOCIATES FUNDS

White Oak Select Growth Fund - WOGSX

Pin Oak Equity Fund – POGSX

Rock Oak Core Growth Fund – RCKSX

River Oak Discovery Fund - RIVSX

Red Oak Technology Select Fund – ROGSX

Black Oak Emerging Technology Fund - BOGSX

Live Oak Health Sciences Fund – LOGSX

(the “Funds”)

Supplement dated March 7, 2024 to the Funds’ Statement of Additional Information (“SAI”) dated February 28, 2024

Effective March 4, 2024, each of Jennifer E. Hoopes and Robert D. Stimpson was elected as a Trustee of the Trust. Effective as of that same date, (i) each of Pauline F. Ramig and James D. Oelschlager resigned as a Trustee of the Trust and (ii) Mr. Oelschlager was subsequently appointed as a Trustee Emeritus by the Trust’s Board of Trustees.

Accordingly, unless otherwise disclosed in this Supplement, all references to Ms. Ramig and Mr. Oelschlager as Trustees of the Trust are hereby deleted from the SAI and the SAI is revised as follows:

1.	The section titled “BOARD MEMBERS” beginning on page 20 of the SAI is hereby revised to include the following:

INTERESTED TRUSTEE

•	ROBERT D. STIMPSON (Born 1973) – Trustee* (since 2024) – Co-Chief Investment Officer of Oak Associates, ltd. since 2019.

INDEPENDENT TRUSTEES

•	JENNIFER E. HOOPES (Born 1965) – Trustee (since 2024) – General Counsel, Farm Together, Inc. (farmland asset management) (since 2022); Principal, Arch Consulting, LLC (compliance consulting) (since 12/2022); General Counsel, Foreside Financial Group, LLC (2007-2021).

*Mr. R. Stimpson is considered an “interested person” of the Trust as that term is defined in the 1940 Act. Mr. R. Stimpson is interested by virtue of his role as Co-Chief Investment Officer of the Advisor.

Jennifer E. Hoopes has served as a Trustee of the Trust since 2024 and is a member of the Audit and Nominating Committees. Ms. Hoopes has experience with various business, legal, and regulatory matters from serving as General Counsel of Farm Together since 2022, Principal of Arch Consulting since 2022, and General Counsel of Foreside Financial Group from 2007 to 2021.

Robert D. Stimpson has served as Trustee of the Trust since 2024. Mr. Stimpson has knowledge and experience in business matters and the financial services industry as an executive and portfolio manager of the Funds since 2004. Mr. Stimpson has served as Co-Chief Investment Officer of the Funds since 2019.

2.	The section titled “FUND SHARES OWNED BY BOARD MEMBERS” beginning on page 22 of the SAI is hereby deleted in its entirety and replaced with the following:

NAME	DOLLAR RANGE OF FUND SHARES (FUND)*	AGGREGATE DOLLAR RANGE OF SHARES (ALL FUNDS)*
INTERESTED TRUSTEE
Oelschlager**	White Oak – Over $100,000
Pin Oak – Over $100,000
Red Oak – Over $100,000
	Live Oak – Over $100,000	Over $100,000
Black Oak – Over $100,000
Rock Oak – Over $100,000
River Oak – Over $100,000
INDEPENDENT TRUSTEES
Akers	White Oak – None
Pin Oak – None
Red Oak – None
	Live Oak – None	None
Black Oak – None
Rock Oak – None
River Oak – None
Gruber	White Oak – None
Pin Oak – $1 - $10,000
Red Oak – $1 - $10,000
	Live Oak – $1 - $10,000	$10,001 - $50,000
Black Oak – None
Rock Oak – $1 - $10,000
River Oak – None
Ramig**	White Oak – $1 - $10,000
Pin Oak –$10,000 - $50,000
Red Oak – $1 - $10,000
	Live Oak – $1 - $10,000	$10,001 - $50,000
Black Oak – $1 - $10,000
Rock Oak – $1 - $10,000
River Oak – $1 - $10,000
Shade	White Oak – $50,001 - $100,000
Pin Oak – $50,001 - $100,000
Red Oak – Over $100,000
	Live Oak – $50,001 - $100,000	Over $100,000
Black Oak – $50,001 - $100,000
Rock Oak – $10,001 - $50,000
River Oak – $10,001 - $50,000

* Valuation date is December 31, 2023. Each of Mr. R. Stimpson and Ms. Hoopes was not a member of the Board during the calendar year ended December 31, 2023, and therefore did not have beneficial ownership of any shares of the Funds as of the end of that period.

** Effective as of March 4, 2024, (i) each of Mr. Oelschlager and Ms. Ramig resigned as a Trustee of the Trust and (ii) Mr. Oelschlager was subsequently appointed as a Trustee Emeritus by the Trust’s Board of Trustees.

3.	The section titled “BOARD COMPENSATION” on page 24 of the SAI is hereby deleted in its entirety and replaced with the following:

NAME	AGGREGATE COMPENSATION	TOTAL COMPENSATION FROM THE TRUST AND FUND COMPLEX*
INTERESTED TRUSTEE
Oelschlager**	$0	$0
TRUSTEE EMERITUS
J. Stimpson***	$0	$0
INDEPENDENT TRUSTEES
Akers	$52,500	$52,500
Gruber	$55,500	$55,500
Ramig**	$66,250	$66,250
Shade	$51,750	$51,750

* The Trust is the only investment company in the “Fund Complex.”

** Effective as of March 4, 2024, (i) each of Mr. Oelschlager and Ms. Ramig resigned as a Trustee of the Trust and (ii) Mr. Oelschlager was subsequently appointed as a Trustee Emeritus by the Trust’s Board of Trustees.

*** Mr. J. Stimpson does not receive compensation for his role as Trustee Emeritus.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.